Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities
Within one year	¥ 207,712	¥ 227,647
Within a period of more than one years but not more than two years	148,891	179,784
Within a period of more than two years but not more than three years	116,488	133,299
Within a period of more than three years but not more than four years	66,457	118,142
Within a period of more than four years but not more than five years	52,571	47,397
More than five year	122,757	125,054
Total lease commitment	¥ 714,876	¥ 831,323